CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Convertible preferred stock issuable in series, shares issued			21,257,708
Convertible preferred stock issuable in series, shares outstanding			21,257,708
Convertible preferred stock issuable in series, liquidation preference			$ 141,920
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	207,450,050
Common stock, shares issued	38,120,288	37,159,600	138,848,177
Common stock, shares outstanding	38,120,288	37,159,600	138,825,356
Treasury Stock, shares		0	22,821
Related Party [Member]
Related Party Transaction [Line Items]
Convertible notes at fair value, related party amount	$ 5,087	$ 0	$ 23,132